Note 13 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ended January 31,	Operating Leases
2015	4,664
2016	3,391
2017	1,805
2018	889
2019	731
Thereafter	146
11,626